FAIR VALUE MEASUREMENTS (Details) - U.S. Treasury Securities - Recurring - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 258,765,536	$ 256,918,610	$ 252,994,944
Level 1
Assets:
Investments held in Trust Account	$ 258,765,536	$ 256,918,610	$ 252,994,944